Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 969,000.00
Previously Paid Amount	0.00
Total Fee Amount	133.82
Total Offset Amount	0.00
Net Fee	133.82
Narrative - Max Aggregate Offering Price	$ 969,000.00
Final Prospectus	true